Cost-reduction actions	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Cost-reduction actions	Cost-reduction actions
The company from time to time initiates cost reduction actions designed to improve operating efficiency, reduce costs and align the company’s workforce and facility structures to its overall business plan.
During 2024, the company recognized cost-reduction charges and other costs of $20.6 million. The net charges related to workforce reductions were $13.5 million, principally related to severance costs, and were comprised of: (a) a charge of $23.7 million and (b) a credit of $10.2 million for changes in estimates. In addition, the company recorded net charges of $7.1 million comprised of a charge of $4.4 million for an asset impairment, a charge of $2.6 million for net foreign currency losses related to exiting foreign countries and a net charge of $0.1 million for other expenses and changes in estimates related to other cost-reduction efforts.
During 2023, the company recognized cost-reduction charges and other costs of $9.3 million. The net charges related to workforce reductions were $8.3 million, principally related to severance costs, and were comprised of: (a) a charge of $15.2 million and (b) a credit of $6.9 million for changes in estimates. In addition, the company recorded net charges of $1.0 million comprised of charges of $4.7 million primarily related to professional fees and other expenses related to cost-reduction efforts and a credit of $3.7 million for net foreign currency gains related to exiting foreign countries.
During 2022, the company recognized cost-reduction charges and other costs of $54.9 million. The net charges related to workforce reductions were $7.5 million, principally related to severance costs, and were comprised of: (a) a charge of $7.1 million and (b) a credit of $0.4 million for changes in estimates. In addition, the company recorded charges of $47.4 million comprised of $13.6 million related to held-for-sale assets (see Note 13, “Properties” for further details), $10.9 million for asset impairments, $11.3 million for idle leased facilities costs, $9.3 million for contract exit costs, $2.9 million for net foreign currency losses related to exiting foreign countries and a credit of $0.6 million for changes in estimates related to other cost-reduction efforts.
The charges (credits) were recorded in the following statement of income (loss) classifications:

Year ended December 31,	2024	2023	2022
Cost of revenue
Services	$8.0	$4.9	$19.1
Technology	4.1	0.7	7.6
Selling, general and administrative	6.0	6.9	24.7
Research and development	(0.1)	0.5	0.6
Other (expense), net	2.6	(3.7)	2.9
Total	$20.6	$9.3	$54.9
Liabilities and expected future payments related to the company’s workforce reduction actions are as follows:

	Total	U.S.	International
Balance at December 31, 2021	$16.3	$5.7	$10.6
Additional provisions	7.1	3.6	3.5
Payments	(11.5)	(4.1)	(7.4)
Changes in estimates	0.4	(1)	1.4
Translation adjustments	(0.6)	—	(0.6)
Balance at December 31, 2022	11.7	4.2	7.5
Additional provisions	15.2	3.4	11.8
Payments	(10.8)	(3.5)	(7.3)
Changes in estimates	(6.9)	(1.6)	(5.3)
Translation adjustments	0.2	—	0.2
Balance at December 31, 2023	9.4	2.5	6.9
Additional provisions	23.7	7.5	16.2
Payments	(9.6)	(2.5)	(7.1)
Changes in estimates	(10.2)	(3.1)	(7.1)
Translation adjustments	(0.3)	—	(0.3)
Balance at December 31, 2024	$13.0	$4.4	$8.6

Expected future payments on balance at December 31, 2024:
In 2025	$13.0	$4.4	$8.6